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                              DEWEY BALLANTINE LLP

                           1301 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10019-6092
                        TEL 212 259-8000 FAX 212 259-6333




                                                     February 15, 2006




Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                  Re:  AVA Formation Corp.
                       Registration Statement on Form S-4

Ladies and Gentlemen:

     On behalf of our client, AVA Formation Corp. ("AVA"), we advise you that AVA is causing to be electronically transmitted herewith for filing AVA's Registration Statement on Form S-4, together with exhibits thereto, for the registration under the Securities Act of 1933, as amended (the "Act"), of 53,000,000 of AVA's common shares, no par value (the "Shares"), representing a number of shares in excess of the number of Shares to be issued pursuant to a Plan of Share Exchange, dated February 13, 2006 (the "Plan of Exchange"), between AVA and Avista Corporation, a Washington corporation ("Avista") of which AVA is a wholly-owned subsidiary. Under the terms of the Plan of Exchange, each outstanding share of Avista common stock will be exchanged in a statutory share exchange for one Share (the "Share Exchange").

     The filing fee of $107,182 was wire transferred to the lock box of the Commission at Mellon Bank, N.A. (No. 9108739) for credit to AVA's account (No. 0001353252) on February 14, 2006. Such fee was computed pursuant to Rule 457(f)(1) and (c) under the Act.

     The aforesaid Registration Statement contains a Proxy Statement-Prospectus which Avista will use in connection with its 2006 Annual Meeting of Shareholders to be held on May 11, 2006. The holders of Avista's common stock will vote at such Annual Meeting upon, among other things, the proposal of Avista's Board of Directors to implement the Plan of Exchange and the Share Exchange contemplated therein, which will result in AVA becoming the holding company for Avista and its subsidiaries. It should be noted that "AVA Formation Corp." is a temporary name and that the final name, if then determined, will be reflected in a pre-effective amendment.


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     Avista plans to file its Annual Report on Form 10-K for the year ended
December 31, 2005 on or about March 7, 2006, but in any event on or prior to March 16, 2006. After such filing, AVA will (i) file a pre-effective amendment to the Registration Statement to specifically refer to and incorporate by reference such Annual Report of Avista and (ii) request acceleration of the effective date of the Registration Statement so as to have the same declared effective as promptly as practicable thereafter. It is contemplated that Avista would commence the distribution of proxy soliciting materials including the Proxy Statement-Prospectus contained in the Registration Statement in the latter half of March but in no event later than the week of March 27.

     Avista and AVA will greatly appreciate the efforts of the Staff in assisting them to meet the schedule outlined above.

     Please do not hesitate to contact J. Anthony Terrell (212-259-7070), Michael F. Fitzpatrick, Jr. (212-259-6670), Samantha L. Dow (212-259-6159) or Lisa M. Walker (212-259-8495) should you have any questions regarding the Registration Statement.

                                                 Very truly yours,

                                                 DEWEY BALLANTINE LLP,
                                                 Counsel for AVA Formation Corp.

                                                 By:  J. ANTHONY TERRELL
                                                 J. Anthony Terrell